Notes to the statement of financial position - Pension provisions and post-retirement benefits, assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Discount rate	1.90%	1.90%
Future pension increase	1.50%	1.50%